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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


    Investment Company Act file number      811-05646
                                       -----------------------------------------

                            New Century Portfolios
   -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


        40 William Street, Suite 100     Wellesley, Massachusetts  02481
   -----------------------------------------------------------------------------
               (Address of principal executive offices)          (Zip code)


                              Nicole M. Tremblay, Esq.

 Weston Financial Group, Inc.  40 William Street  Wellesley, Massachusetts 02481
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (781) 235-7055
                                                    ----------------

Date of fiscal year end:     October 31, 2003
                          ---------------------------

Date of reporting period:    April 30, 2003
                          ---------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.


================================================================================



                               [GRAPHIC OMITTED]



                                  NEW CENTURY
                                   PORTFOLIOS

                              NEW CENTURY CAPITAL
                              NEW CENTURY BALANCED
                             NEW CENTURY AGGRESSIVE
                           NEW CENTURY INTERNATIONAL
                       NEW CENTURY ALTERNATIVE STRATEGIES


                               SEMI-ANNUAL REPORT
                          SIX MONTHS ENDED APRIL 30, 2003
                                  (UNAUDITED)





40 William Street, Suite 100, Wellesley MA 02481      781-239-0445    888-639-0102    Fax 781-237-1635

================================================================================

CONTENTS
--------------------------------------------------------------------------------

PRESIDENT'S LETTER                                                            1

NEW CENTURY PORTFOLIOS

    Statements of Assets and Liabilities                                      2

    Statements of Operations                                                  3

    Statements of Changes in Net Assets                                     4-6

    Financial Highlights                                                   7-11

    Portfolio of Investments                                              12-18

    Notes to Financial Statements                                         19-24

LETTER TO SHAREHOLDERS
================================================================================
Dear Fellow Shareholders:

During the six-month period ended April 30, 2003, a series of external events influenced the financial markets. Continued terrorist threats, the war with Iraq, geopolitical risks in Korea and the Middle East, and the outbreak of SARS soured market psychology. The market recovery which appeared to be materializing during the final quarter of 2002 was derailed. Once again, investors were rewarded for sticking with prudent investment tools - diversification, risk assessment, long-term focus, and patience. Each of the New Century Portfolios provides these tools for its shareholders.

During the six-month period ended April 2003, the US equity markets generated gains of approximately 4%. During the period, the NASDAQ led the increase, gaining approximately 10%; the S&P 500 Index gained slightly more than 4%; the large-cap growth index gained 3.75%; the large-cap value index gained 5.3%. The Russell 3000 Index, which reflects the performance of stocks of smaller-capitalized domestic companies, gained more than 7.5%. The international equity markets, as measured by the EAFE Index, gained approximately 1.8%. The Lehman Aggregate Bond Index increased by 4% during the period.

During this period, the New Century Capital Portfolio gained 2.87%, the New Century Balanced Portfolio gained 5.04% and the New Century Aggressive Portfolio gained 4.39%. While maintaining a broad diversification across market sectors, each Portfolio increased its allocation in the large-cap sector over the last six months.

The New Century International Portfolio gained 5.98% and the New Century Alternative Strategies gained 5.46%. The International Portfolio increased its positions in Europe and decreased its positions in the Pacific Rim. The Alternative Strategies Portfolio increased its positions in the option hedged and asset allocation categories, while decreasing exposure to the equity market neutral and merger arbitrage categories.

We will continue to monitor economic and market conditions and position the Portfolios to maximize risk-adjusted return.

We thank you for selecting us to be part of your long-term  investment strategy.

Sincerely,

/s/ Wayne M. Grzecki

Wayne M. Grzecki
President


NEW CENTURY PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2003 (UNAUDITED)
===============================================================================================================================
                                                                                                          NEW CENTURY
                                                NEW CENTURY    NEW CENTURY   NEW CENTURY   NEW CENTURY    ALTERNATIVE
                                                   CAPITAL      BALANCED     AGGRESSIVE   INTERNATIONAL   STRATEGIES
                                                  PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Investments in securities:
   At acquisition cost .....................   $  86,355,300  $  64,454,986  $  3,934,062  $  9,783,940  $  23,991,208
                                               =============  =============  ============  ============  =============

   At value (Note 1A) ......................   $  81,214,088  $  63,504,965  $  3,846,983  $  9,311,600  $  24,059,389
 Dividends receivable ......................             171          2,982            14            22            406
 Receivable for capital shares sold ........           2,393             --         2,083            --         15,400
 Receivable from Advisor (Note 2) ..........              --             --         2,035            --             --
 Other assets ..............................          13,277         22,665         1,409         1,488          2,597
                                               -------------  -------------  ------------  ------------  -------------
   TOTAL ASSETS ............................      81,229,929     63,530,612     3,852,524     9,313,110     24,077,792
                                               -------------  -------------  ------------  ------------  -------------
LIABILITIES
 Payable to Advisor (Note 2) ...............          70,422         84,005            --         3,115         26,721
 Payable for capital shares redeemed .......         127,570         50,000            --            --             --
 Other accrued expenses and liabilities ....              --             --         5,110         6,357          7,400
                                               -------------  -------------  ------------  ------------  -------------
   TOTAL LIABILITIES .......................         197,992        134,005         5,110         9,472         34,121
                                               -------------  -------------  ------------  ------------  -------------

NET ASSETS .................................   $  81,031,937  $  63,396,607  $  3,847,414  $  9,303,638  $  24,043,671
                                               =============  =============  ============  ============  =============

Net assets consist of:
 Paid-in capital ...........................   $ 105,167,338  $  73,176,351  $  5,917,199  $ 10,349,230  $  24,273,361
 Accumulated net investment income (loss) ..         (40,462)        76,194        (6,264)       33,592         11,869
 Accumulated net realized losses
   on investments ..........................     (18,953,727)    (8,905,917)   (1,976,442)     (606,844)      (309,740)
 Unrealized appreciation/(depreciation)
   of investments ..........................      (5,141,212)      (950,021)      (87,079)     (472,340)        68,181
                                               -------------  -------------  ------------  ------------  -------------
Net assets .................................   $  81,031,937  $  63,396,607  $  3,847,414  $  9,303,638  $  24,043,671
                                               =============  =============  ============  ============  =============

Shares of beneficial interest outstanding
 (unlimited number of shares authorized,
  no par value) ............................       7,805,180      6,195,389       674,148     1,347,358      2,525,652
                                               =============  =============  ============  ============  =============

Net asset value, offering price and
 redemption price per share ................   $       10.38  $       10.23   $      5.71    $     6.91   $       9.52
                                               =============  =============  ============  ============  =============


See accompanying notes to financial statements.


NEW CENTURY PORTFOLIOS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
======================================================================================================================
                                                                                                          NEW CENTURY
                                                NEW CENTURY    NEW CENTURY   NEW CENTURY   NEW CENTURY    ALTERNATIVE
                                                   CAPITAL      BALANCED     AGGRESSIVE   INTERNATIONAL   STRATEGIES
                                                  PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends .................................   $     451,424  $   1,056,811  $     11,865  $     96,983  $     352,729
                                               -------------  -------------  ------------  ------------  -------------

EXPENSES
 Investment advisory fees (Note 2) .........         395,657        308,970        18,040        42,261         82,942
 Distribution costs (Note 3) ...............          48,659         47,828         4,226        10,565         22,336
 Accounting fees ...........................          18,887         18,107        15,182        15,412         16,071
 Legal and audit fees ......................          31,067         26,192         3,654         5,167          9,689
 Administration fees (Note 2) ..............          27,522         22,194         4,223         5,749          9,930
 Transfer agent fees .......................          10,500         10,500        10,500        10,500         10,500
 Custody fees ..............................           9,415          7,952         1,870         1,894          4,508
 Trustees' fees and expenses (Note 2) ......           5,368          4,180           347           595          1,510
 Insurance expense .........................           3,870          2,756           206           305            500
 Other expenses ............................           8,968          6,514         4,131         4,103          4,155
                                               -------------  -------------  ------------  ------------  -------------
   Total expenses ..........................         559,913        455,193        62,379        96,551        162,141
Less fees waived and/or expenses
 reimbursed by the Advisor (Note 2) ........              --         (2,000)      (35,320)     ( 33,160)            --
Plus previously waived investment advisory
   fees and expense reimbursements
   recouped by the Advisor (Note 2) ........              --             --            --            --          3,743
                                               -------------  -------------  ------------  ------------  -------------
Net expenses ...............................         559,913        453,193        27,059        63,391        165,884
                                               -------------  -------------  ------------  ------------  -------------

NET INVESTMENT INCOME (LOSS)................       ( 108,489)       603,618      ( 15,194)       33,592        186,845
                                               -------------  -------------  ------------  ------------  -------------

REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
 Net realized losses on investments ........      (2,961,896)    (1,559,022)     (237,012)     (378,734)      (217,283)
 Capital gain distributions from regulated
   investment companies ....................         239,189        289,977         9,338        10,659         86,459
Net change in unrealized appreciation/
 (depreciation) on investments .............       5,046,151      3,682,938       401,624       827,133      1,145,334
                                               -------------  -------------  ------------  ------------  -------------

NET REALIZED AND UNREALIZED
 GAINS ON INVESTMENTS ......................       2,323,444      2,413,893       173,950       459,058      1,014,510
                                               -------------  -------------  ------------  ------------  -------------

NET INCREASE IN NET
 ASSETS FROM OPERATIONS ....................   $   2,214,955  $   3,017,511  $    158,756  $    492,650  $   1,201,355
                                               =============  =============  ============  ============  =============

See accompanying notes to financial statements.


NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================================
                                                         NEW CENTURY                   NEW CENTURY
                                                      CAPITAL PORTFOLIO             BALANCED PORTFOLIO
                                                --------------------------------------------------------------
                                                   SIX MONTHS         YEAR       SIX MONTHS        YEAR
                                                      ENDED           ENDED         ENDED          ENDED
                                                 APRIL 30, 2003    OCTOBER, 31  APRIL 30, 2003  OCTOBER, 31
                                                   (UNAUDITED)        2002       (UNAUDITED)       2002
--------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
 Net investment income (loss) .................. $   (108,489)   $  (632,422)   $   603,618    $   845,406
 Net realized losses from security transactions    (2,961,896)    (9,742,217)    (1,559,022)    (5,048,282)
 Capital gain distributions from regulated
  investment companies .........................      239,189        333,748        289,977        233,099
 Net change in unrealized appreciation/
  (depreciation) on investments ................    5,046,151     (5,522,352)     3,682,938     (4,988,725)
                                                 ------------    -----------    -----------    -----------
Net increase (decrease) in net assets
  from operations ..............................    2,214,955    (15,563,243)     3,017,511     (8,958,502)
                                                 ------------    -----------    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income (Note 1E) ..........          --             --        (967,895)      (653,622)
                                                 ------------    -----------    -----------    -----------

FROM CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold .....................    2,553,110      5,394,055      2,388,649     11,061,815
 Net asset value of shares issued in
  reinvestment of distributions to
  shareholders .................................          --             --         901,806        605,958
 Payments for shares redeemed ..................   (6,045,736)   (17,394,554)    (4,698,476)   (10,551,254)
                                                 ------------    -----------    -----------    -----------
Net increase (decrease) in net assets from
 capital share transactions ....................   (3,492,626)   (12,000,499)    (1,408,021)     1,116,519
                                                 ------------    -----------    -----------    -----------

TOTAL INCREASE (DECREASE)
 IN NET ASSETS .................................   (1,277,671)   (27,563,742)       641,595     (8,495,605)

NET ASSETS
 Beginning of period ...........................   82,309,608    109,873,350     62,755,012     71,250,617
                                                 ------------    -----------    -----------    -----------
 End of period ................................. $ 81,031,937   $ 82,309,608   $ 63,396,607   $ 62,755,012
                                                 ============    ===========    ===========    ===========

ACCUMULATED NET
 INVESTMENT INCOME (LOSS) ...................... $   ( 40,462)   $        --    $    76,194    $        --
                                                 ============    ===========    ===========    ===========

CAPITAL SHARE ACTIVITY
 Sold ..........................................      253,727        458,911        239,061        980,851
 Reinvested ....................................          --             --          91,276         52,871
 Redeemed ......................................     (607,999)    (1,475,796)      (477,567)      (970,657)
                                                 ------------    -----------    -----------    -----------
 Net increase (decrease) in shares outstanding .     (354,272)    (1,016,885)      (147,230)        63,065
 Shares outstanding, beginning of period .......    8,159,452      9,176,337      6,342,619      6,279,554
                                                 ------------    -----------    -----------    -----------
 Shares outstanding, end of period .............    7,805,180      8,159,452      6,195,389      6,342,619
                                                 ============    ===========    ===========    ===========

See accompanying notes to financial statements.


NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================================
                                                          NEW CENTURY                    NEW CENTURY
                                                      AGGRESSIVE PORTFOLIO         INTERNATIONAL PORTFOLIO
                                                --------------------------------------------------------------
                                                   SIX MONTHS         YEAR       SIX MONTHS        YEAR
                                                      ENDED           ENDED         ENDED          ENDED
                                                 APRIL 30, 2003    OCTOBER, 31  APRIL 30, 2003  OCTOBER, 31
                                                   (UNAUDITED)        2002       (UNAUDITED)       2002
--------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
 Net investment income (loss) .................. $   ( 15,194)   $  ( 46,487)   $    33,592    $  ( 78,168)
 Net realized losses from security transactions      (237,012)    (1,483,724)      (378,734)      (133,654)
 Capital gain distributions from regulated
  investment companies .........................        9,338          7,566         10,659          7,118
 Net change in unrealized appreciation/
  (depreciation) on investments ................      401,624       (322,656)       827,133     (1,211,023)
                                                 ------------    -----------    -----------    -----------
Net increase (decrease) in net assets
 from operations ...............................      158,756     (1,845,301)       492,650     (1,415,727)
                                                 ------------    -----------    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income (Note 1E)                      --             --             --        ( 6,775)
                                                 ------------    -----------    -----------    -----------

FROM CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold .....................      229,306      4,685,222      1,567,950      8,540,301
 Net asset value of shares issued in reinvestment
  of distributions to shareholders .............           --             --             --          6,775
 Payments for shares redeemed ..................     (151,050)    (1,075,840)      (412,324)      (200,343)
                                                 ------------    -----------    -----------    -----------
Net increase in net assets from capital
 share transactions ............................       78,256      3,609,382      1,155,626      8,346,733
                                                 ------------    -----------    -----------    -----------

TOTAL INCREASE IN NET ASSETS ...................      237,012      1,764,081      1,648,276      6,924,231

NET ASSETS
 Beginning of period ...........................    3,610,402      1,846,321      7,655,362        731,131
                                                 ------------    -----------    -----------    -----------
 End of period ................................. $  3,847,414    $ 3,610,402    $ 9,303,638    $ 7,655,362
                                                 ============    ===========    ===========    ===========


ACCUMULATED NET
 INVESTMENT INCOME (LOSS) ...................... $     (6,264)   $        --    $    33,592    $        --
                                                 ============    ===========    ===========    ===========


CAPITAL SHARE ACTIVITY
 Sold ..........................................       41,459        620,678        234,820      1,101,714
 Reinvested ....................................           --             --             --            871
 Redeemed ......................................      (27,342)      (211,085)       (60,778)       (27,920)
                                                 ------------    -----------    -----------    -----------
Net increase in shares outstanding .............       14,117        409,593        174,042      1,074,665
Shares outstanding, beginning of period ........      660,031        250,438      1,173,316         98,651
                                                 ------------    -----------    -----------    -----------
Shares outstanding, end of period ..............      674,148        660,031      1,347,358      1,173,316
                                                 ============    ===========    ===========    ===========


See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
                                                       NEW CENTURY ALTERNATIVE
                                                        STRATEGIES PORTFOLIO
                                                     ---------------------------
                                                       SIX MONTHS     PERIOD
                                                          ENDED       ENDED
                                                     APRIL 30, 2003 OCTOBER 31,
                                                      (UNAUDITED)     2002(a)
--------------------------------------------------------------------------------
FROM OPERATIONS
 Net investment income ..........................   $   186,845   $     21,728
 Net realized losses from security transactions ..     (217,283)      (157,514)
 Capital gain distributions from regulated
  investment companies ..........................        86,459          6,389
 Net change in unrealized appreciation/
  (depreciation) on investments .................     1,145,334     (1,077,153)
                                                     ----------    -----------
Net increase (decrease) in net assets
 from operations ................................     1,201,355     (1,206,550)
                                                     ----------    -----------


DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income (Note 1E) ...........      (224,495)          --
                                                     ----------    -----------

FROM CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold ......................     3,977,399     21,028,982
 Net asset value of shares issued in reinvestment
  of distributions to shareholders ..............       220,766           --
 Payments for shares redeemed ...................      (660,166)      (293,620)
                                                     ----------    -----------
Net increase in net assets from capital
 share transactions .............................     3,537,999     20,735,362
                                                     ----------    -----------

TOTAL INCREASE IN NET ASSETS ....................     4,514,859     19,528,812

NET ASSETS
 Beginning of period ............................    19,528,812           --
                                                     ----------    -----------
 End of period ..................................   $24,043,671   $ 19,528,812
                                                     ==========    ===========


ACCUMULATED NET  INVESTMENT INCOME ..............   $    11,869   $       --
                                                     ==========    ===========

CAPITAL SHARE ACTIVITY
 Sold ...........................................       430,908      2,173,841
 Reinvested .....................................        23,918           --
 Redeemed .......................................       (70,923)      ( 32,092)
                                                     ----------    -----------
 Net increase in shares outstanding .............       383,903      2,141,749
 Shares outstanding, beginning of period ........     2,141,749           --
                                                     ----------    -----------
 Shares outstanding, end of period ..............     2,525,652      2,141,749
                                                     ==========    ===========

(a) Represents the period from the initial public offering of shares (May 1, 2002) through October 31, 2002.



See accompanying notes to financial statements.


NEW CENTURY CAPITAL PORTFOLIO
FINANCIAL HIGHLIGHTS
====================================================================================================================
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED
                                                  APRIL 30,                   YEARS ENDED OCTOBER 31,
                                                    2003    --------------------------------------------------------
                                                 (UNAUDITED)   2002        2001        2000        1999       1998
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period .........  $  10.09   $  11.97    $  18.07    $  16.71    $  14.30    $ 14.67
                                                 --------   --------    --------    --------    --------    -------
 Income (loss) from investment operations:
   Net investment loss ........................     (0.01)     (0.08)      (0.10)      (0.14)      (0.14)     (0.09)
   Net realized and unrealized gains
    (losses) on investments ...................      0.30      (1.80)      (4.62)       2.67        4.08       1.18
                                                 --------   --------    --------    --------    --------    -------
Total from investment operations ..............      0.29      (1.88)      (4.72)       2.53        3.94       1.09
                                                 --------   --------    --------    --------    --------    -------

Less distributions:
   Distributions from net realized gains ......        --         --       (1.38)      (1.17)      (1.53)    (1.46)
                                                 --------   --------    --------    --------    --------    -------

Net asset value, end of period ................  $  10.38   $  10.09    $  11.97    $  18.07    $  16.71    $ 14.30
                                                 ========   ========    ========    ========    ========    =======

TOTAL RETURN ..................................     2.87%(a) (15.71%)    (27.77%)      14.92%      28.94%      7.97%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (000's) ............  $ 81,032   $ 82,310    $109,873    $156,668    $120,583    $90,164

 Ratio of expenses to average net assets ......     1.42%(b)    1.40%       1.29%       1.27%       1.39%      1.44%

 Ratio of net investment loss to
   average net assets .........................   (0.27%)(b)  (0.62%)     (0.72%)     (0.80%)     (0.91%)    (0.67%)

 Portfolio turnover ...........................       64%(b)      59%         70%         51%         64%       102%


(a)  Not annualized.

(b)  Annualized.





See accompanying notes to financial statements.


NEW CENTURY BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS
====================================================================================================================
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED
                                                  APRIL 30,                   YEARS ENDED OCTOBER 31,
                                                    2003    --------------------------------------------------------
                                                 (UNAUDITED)   2002        2001        2000        1999       1998
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period .........  $   9.89   $  11.35    $  13.64    $  13.42    $  12.83   $  13.23
                                                 --------   --------    --------    --------    --------   --------

 Income (loss) from investment operations:
   Net investment income ......................      0.10       0.13        0.23        0.22        0.20       0.21
   Net realized and unrealized gains
    (losses) on investments ...................      0.39      (1.49)      (1.71)       1.17        1.68       0.66
                                                 --------   --------    --------    --------    --------   --------
 Total from investment operations .............     0.49       (1.36)      (1.48)       1.39        1.88       0.87
                                                 --------   --------    --------    --------    --------   --------

 Less distributions:
   Distributions from net investment income ...     (0.15)     (0.10)      (0.23)      (0.22)      (0.20)     (0.21)
   Distributions from net realized gains ......       --         --        (0.58)      (0.95)      (1.09)     (1.06)
                                                 --------   --------    --------    --------    --------    -------
 Total distributions ..........................     (0.15)     (0.10)      (0.81)      (1.17)      (1.29)     (1.27)
                                                 --------   --------    --------    --------    --------    -------

 Net asset value, end of period ...............  $  10.23   $   9.89    $  11.35    $  13.64    $  13.42   $  12.83
                                                 ========   ========    ========    ========    ========   ========

TOTAL RETURN ..................................     5.04%(a) (12.08%)    (11.21%)      10.26%      15.26%      6.97%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (000's) ............  $ 63,397   $ 62,755    $ 71,251    $ 79,553    $ 65,721   $ 56,190

 Ratio of expenses to average net assets ......  1.47%(b)(c)    1.48%       1.49%       1.40%       1.46%      1.46%

 Ratio of net investment income to
   average net assets .........................     1.95%(b)    1.19%       1.87%       1.51%       1.45%      1.51%

 Portfolio turnover ...........................       61%(b)      93%         69%         43%         60%        59%


(a)  Not annualized.
(b)  Annualized.
(c) Fee waivers by the Advisor did not have a material impact on the ratio of expenses to average net assets during the period (See Note 2).





See accompanying notes to financial statements.


NEW CENTURY AGGRESSIVE PORTFOLIO
FINANCIAL HIGHLIGHTS
==========================================================================================
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                     ENDED
                                                   APRIL 30,   YEARS ENDED OCTOBER 31,
                                                     2003    ---------------------------
                                                  (UNAUDITED)     2002          2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period ..........  $   5.47     $    7.37     $   10.00
                                                  --------     ---------     ---------

 Income (loss) from investment operations:
   Net investment loss .........................     (0.02)        (0.07)        (0.07)
   Net realized and unrealized gains (losses)
    on investments .............................      0.26         (1.83)        (2.56)
                                                  --------     ---------     ---------
 Total from investment operations ..............      0.24         (1.90)        (2.63)
                                                  --------     ---------     ---------

 Net asset value, end of period ................  $   5.71     $    5.47     $    7.37
                                                  ========     =========     =========

TOTAL RETURN ...................................     4.39%(a)    (25.78%)      (26.30%)

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (000's) .............  $  3,847     $   3,610     $   1,846

Ratios of expenses to average net assets:
  Before expense reimbursement and waived fees .     3.46%(b)       2.95%         5.90%
  After expense reimbursement and waived fees ..     1.50%(b)       1.50%         1.50%

Ratios of net investment loss to
 average net assets:
  Before expense reimbursement and
   waived fees .................................  ( 2.80%)(b)      (2.50%)      (5.35%)
  After expense reimbursement and waived fees ..   ( 0.84)(b)      (1.05%)      (0.95%)

Portfolio turnover .............................       58%(b)        120%           86%


(a)  Not annualized.

(b)  Annualized.




See accompanying notes to financial statements.


NEW CENTURY INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS
========================================================================================
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                   APRIL 30,   YEARS ENDED OCTOBER 31,
                                                     2003    ---------------------------
                                                  (UNAUDITED)     2002          2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period ..........  $   6.52     $    7.41     $   10.00
                                                  --------     ---------     ---------

 Income (loss) from investment operations:
   Net investment income (loss) ................      0.02         (0.06)        (0.04)
   Net realized and unrealized gains (losses)
    on investments .............................      0.37         (0.81)        (2.55)
                                                  --------     ---------     ---------
 Total from investment operations ..............      0.39         (0.87)        (2.59)
                                                  --------     ---------     ---------

Less distributions:
   Distributions from net investment income ....        --         (0.02)           --
                                                  --------     ---------     ---------

 Net asset value, end of period ................  $   6.91     $    6.52     $    7.41
                                                  ========     =========     =========


TOTAL RETURN ...................................     5.98%(a)    (11.84%)      (25.90%)

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (000's) .............  $  9,304     $   7,655     $     731

 Ratios of expenses to average net assets:
   Before expense reimbursement and waived fees      2.28%(b)       2.54%        10.81%
   After expense reimbursement and waived fees .     1.50%(b)       1.50%         1.50%

 Ratios of net investment income (loss)
  to average net assets:
   Before expense reimbursement and waived fees      0.01%(b)     (2.34%)       (9.81%)
   After expense reimbursement and waived fees .     0.79%(b)     (1.30%)       (0.50%)

Portfolio turnover .............................       37%(b)         27%           83%

(a)  Not annualized.

(b)  Annualized.




See accompanying notes to financial statements.


NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
FINANCIAL HIGHLIGHTS
==================================================================================
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------
                                                    SIX MONTHS         PERIOD
                                                       ENDED            ENDED
                                                  APRIL 30, 2003      OCTOBER 31,
                                                    (UNAUDITED)         2002(a)
----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period ...........   $      9.12       $     10.00
                                                    -----------       -----------

 Income (loss) from investment operations:
   Net investment income ........................          0.08              0.01
   Net realized and unrealized gains (losses)
    on investments ..............................          0.42             (0.89)
                                                    -----------       -----------
 Total from investment operations ...............          0.50             (0.88)
                                                    -----------       -----------

Less distributions:
  Distributions from net investment income ......         (0.10)             --
                                                    -----------       -----------
Net asset value, end of period ..................   $      9.52       $      9.12
                                                    ===========       ===========


TOTAL RETURN ....................................         5.46%(b)     ( 8.80%)(b)

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (000's) ..............   $    24,044       $    19,529

 Ratios of expenses to average net assets
   Before expense reimbursement and waived fees .      1.50%(c)(d)        1.72%(c)
   After expense reimbursement and waived fees ..      1.50%(c)(d)        1.49%(c)

 Ratios of net investment income to
  average net assets
   Before expense reimbursement and waived fees..      1.69%(c)(d)        0.09%(c)
   After expense reimbursement and waived fees ..      1.69%(c)(d)        0.32%(c)

Portfolio turnover ..............................           23%(c)           7%(c)


(a) Represents the period from the initial public offering of shares (May 1, 2002) through October 31, 2002.

(b)  Not annualized.

(c)  Annualized.

(d) There were no expense reimbursements or waived fees for the six months ended April 30, 2003 (See Note 2).





See accompanying notes to financial statements.

NEW  CENTURY  CAPITAL  PORTFOLIO
PORTFOLIO  OF INVESTMENTS
APRIL 30, 2003  (UNAUDITED)
================================================================================
INVESTMENT COMPANIES  -- 99.8%                         SHARES         VALUE
--------------------------------------------------------------------------------
GROWTH FUNDS -- 40.2%
 American AMCAP - Class A .........................    212,636     $ 2,962,020
 American Growth Fund of America - Class A ........    259,304       5,053,844
 Goldman Sachs Growth Opportunities - Class A (a) .    254,628       3,776,139
 iShares Russell 1000 Growth Index ................    223,135       8,624,168
 iShares S&P 500/BARRA Growth Index ...............    214,350      10,158,047
 iShares S&P MidCap 400/BARRA Growth Index ........        100           9,395
 S&P MidCap 400 Depository Receipts ...............     11,580         928,716
 Strong MidCap Disciplined - Investor Class (a) ...     69,273       1,050,174
                                                                   -----------
                                                                    32,562,503
                                                                   -----------

GROWTH AND INCOME FUNDS -- 37.4%
 Dodge and Cox Stock ..............................     17,752       1,578,184
 iShares Russell 1000 Value Index .................    135,900       6,422,634
 iShares S&P 400 MidCap/BARRA Value Index .........     27,500       2,223,925
 iShares S&P 500 Index ............................     61,150       5,616,628
 SEI S&P 500 Index - Class E ......................    124,230       3,515,716
 T. Rowe Price Capital Appreciation ...............    214,778       3,122,874
 Vanguard 500 Index - Investor Shares .............     92,594       7,845,461
                                                                   -----------
                                                                    30,325,422
                                                                   -----------
SMALL COMPANY FUNDS -- 16.4%
 Buffalo Small Cap ................................     87,472       1,355,809
 Hennessy Cornerstone Growth (a) ..................    229,872       3,211,306
 iShares S&P SmallCap 600/BARRA Growth Index ......     72,400       4,863,108
 iShares S&P SmallCap 600/BARRA Value Index .......     13,700         994,620
 Royce Total Return ...............................    329,211       2,827,923
                                                                   -----------
                                                                    13,252,766
                                                                   -----------
AGGRESSIVE FUNDS -- 4.6%
 Oppenheimer Capital Appreciation - Class A .......    118,656       3,725,808
                                                                   -----------

FOREIGN STOCK FUNDS -- 1.2%
 Franklin Mutual Discovery - Class Z ..............        922          15,415
 iShares MSCI EAFE Index ..........................      9,700         968,060
                                                                   -----------
                                                                       983,475
                                                                   -----------
TOTAL INVESTMENT COMPANIES (Cost $85,991,186) .....                $80,849,974
                                                                   -----------
================================================================================
MONEY MARKET SECURITIES -- 0.4%                        SHARES         VALUE
--------------------------------------------------------------------------------
 First American Treasury Obligation - Class S
 (Cost $364,114) ..................................    364,114     $   364,114
                                                                   -----------
TOTAL INVESTMENTS AT VALUE-- 100.2%
 (Cost $86,355,300)................................                $81,214,088

LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.2)%.....                  ( 182,151)
                                                                   -----------

NET ASSETS-- 100.0%                                                $81,031,937
                                                                   ===========

(a) Non-income  producing security.



See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)
================================================================================
INVESTMENT  COMPANIES  -- 99.3%                         SHARES        VALUE
--------------------------------------------------------------------------------
GROWTH AND INCOME FUNDS -- 32.8%
 Dodge & Cox Stock ................................     21,860     $ 1,943,392
 Franklin Mutual Shares Corp. - Class Z ...........     51,587         899,685
 iShares Russell 1000 Value Index .................     57,200       2,703,272
 iShares S&P 500 Index ............................     76,400       7,017,340
 SEI S&P 500 Index - Class E ......................     85,048       2,406,845
 T. Rowe Price Capital Appreciation ...............    118,988       1,730,085
 Vanguard 500 Index - Investor Shares .............     36,551       3,096,960
 Van Kampen Equity Income - Class A ...............    147,662         998,193
                                                                   -----------
                                                                    20,795,772
                                                                   -----------

HIGH YIELD BOND FUNDS -- 19.0%
 Columbia High Yield - Class Z ....................    401,655       3,482,346
 Fidelity Capital & Income ........................     68,776         506,878
 PIMCO High Yield - Class A .......................    427,825       3,974,491
 Pioneer High Yield - Class A .....................    387,188       4,104,196
                                                                   -----------
                                                                    12,067,911
                                                                   -----------
GROWTH FUNDS -- 16.4%
 American AMCAP - Class A .........................    147,276       2,051,556
 iShares Russell 1000 Growth Index ................     26,600       1,028,090
 iShares S&P 500/BARRA Growth Index ...............    105,500       4,999,645
 S&P MidCap 400 Depository Receipts ...............     14,380       1,153,276
 Strong MidCap Disciplined - Investor Class (a) ...     78,661       1,192,496
                                                                   -----------
                                                                    10,425,063
                                                                   -----------

WORLDWIDE BOND FUNDS -- 12.1%
 Payden Global Fixed Income .......................    174,110       1,795,077
 PIMCO Foreign Bond - Institutional Class .........    373,235       3,997,349
 T. Rowe Price Emerging Markets Bond ..............    164,453       1,910,948
                                                                   -----------
                                                                     7,703,374
                                                                   -----------
SMALL COMPANY FUNDS -- 7.4%
 Hennessy Cornerstone Growth (a) ..................     58,930         823,249
 iShares S&P SmallCap 600/BARRA Growth Index ......     17,000       1,141,890
 iShares S&P SmallCap 600/BARRA Value Index .......     19,900       1,444,740
 Royce Total Return ...............................    144,811       1,243,925
                                                                   -----------
                                                                     4,653,804
                                                                   -----------
CONVERTIBLE SECURITY FUNDS -- 4.8%
 Calamos Convertible Growth and Income - Class A ..     72,538       1,695,215
 MainStay Convertible - Class A ...................    127,947       1,372,867
                                                                   -----------
                                                                     3,068,082
                                                                   -----------
HIGH QUALITY BOND FUNDS -- 4.1%
 Dodge & Cox Income ...............................    158,340       2,053,667
 PIMCO Real Return - Institutional Shares .........     47,906         541,343
                                                                   -----------
                                                                     2,595,010
                                                                   -----------

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2003 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 99.3% (Continued)               SHARES        VALUE
--------------------------------------------------------------------------------
FOREIGN STOCK FUNDS -- 2.2%
 First Eagle Global - Class A .....................     24,252   $     645,837
 iShares MSCI EAFE Index ..........................      7,500         748,500
                                                                   -----------
                                                                     1,394,337
                                                                   -----------
GOVERNMENT TREASURY BOND FUNDS -- 0.5%
 American Century Target Maturities Trust
 Series 2005 - Investor Shares ....................      3,267         320,098
                                                                   -----------

TOTAL INVESTMENT COMPANIES (Cost $63,973,472)                    $  63,023,451
                                                                   -----------

================================================================================
MONEY MARKET SECURITIES -- 0.8%                         SHARES        VALUE
--------------------------------------------------------------------------------
 First American Treasury Obligation - Class S
 (Cost $481,514) ..................................    481,514   $     481,514
                                                                   -----------

 TOTAL INVESTMENTS AT VALUE-- 100.1%
 (Cost $64,454,986) ...............................              $  63,504,965

 LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.1)% ...                   (108,358)
                                                                   -----------

 NET ASSETS-- 100.0% ..............................              $  63,396,607
                                                                 =============

(a)  Non-income producing security.


See accompanying notes to financial statements.

NEW CENTURY AGGRESSIVE PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 2003  (UNAUDITED)
================================================================================
INVESTMENT  COMPANIES  -- 99.5%                         SHARES        VALUE
--------------------------------------------------------------------------------
SECTOR FUNDS -- 44.1%
 AMEX Financial Select Sector SPDR ................      9,778     $   228,512
 AMEX Technology Select Sector SPDR ...............     39,800         621,278
 Biotech HOLDRs ...................................      5,200         528,840
 iShares Dow Jones U.S. Technology
  Sector Index (a) ................................      4,600         162,196
 iShares Dow Jones U.S. Telecommunications
  Sector Index ....................................      4,400          81,268
 iShares Nasdaq Biotechnology Index (a) ...........      1,300          74,490
                                                                   -----------
                                                                     1,696,584
                                                                   -----------
LARGE-CAP FUNDS -- 29.0%
 iShares Russell 1000 Growth Index ................     13,400         517,910
 iShares S&P 500/BARRA Growth Index ...............     12,600         597,114
                                                                   -----------
                                                                     1,115,024
                                                                   -----------
MID-CAP FUNDS -- 15.2%
 Goldman Sachs Growth Opportunities - Class A (a) .      6,667          98,867
 iShares S&P MidCap 400/BARRA Growth Index ........      2,200         206,690
 S&P MidCap 400 Depository Receipts ...............      3,002         240,760
 Strong MidCap Disciplined - Investor Class (a) ...      2,706          41,027
                                                                   -----------
                                                                       587,344
                                                                   -----------
SMALL-CAP FUNDS -- 11.2%
 Buffalo Small Cap ................................      3,890          60,288
 iShares S&P SmallCap 600/BARRA Growth Index ......      5,500         369,435
                                                                   -----------
                                                                       429,723
                                                                   -----------

TOTAL INVESTMENT COMPANIES (Cost $3,915,754).......                $ 3,828,675
                                                                   -----------

================================================================================
MONEY MARKET SECURITIES -- 0.5%                         SHARES        VALUE
--------------------------------------------------------------------------------
 First American Treasury Obligation - Class S
 (Cost $18,308) ...................................     18,308     $    18,308
                                                                   -----------

TOTAL INVESTMENTS AT VALUE-- 100.0% (Cost $3,934,062)              $ 3,846,983

OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%........                        431
                                                                   -----------

NET ASSETS-- 100.0%                                                $ 3,847,414
                                                                   ===========


(a) Non-income producing security.



See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 99.3%                           SHARES        VALUE
--------------------------------------------------------------------------------
EUROPE FUNDS -- 32.8%
 iShares MSCI EMU Index ...........................     22,536     $ 1,023,585
 iShares MSCI France Index ........................     13,800         210,726
 iShares MSCI Germany Index .......................     52,000         561,600
 iShares MSCI Italy Index .........................     25,600         404,224
 iShares MSCI Switzerland Index ...................     25,485         287,980
 iShares MSCI United Kingdom Index ................     45,646         562,359
                                                                   -----------
                                                                     3,050,474
                                                                   -----------
DIVERSIFIED FUNDS -- 29.3%
 Driehaus International Discovery (a) .............     14,042         269,321
 Eclipse International Equity .....................     14,924         129,090
 First Eagle Global - Class A .....................     28,833         767,826
 iShares MSCI EAFE Index ..........................      9,200         918,160
 Oakmark International - Class I ..................     48,906         643,118
                                                                   -----------
                                                                     2,727,515
                                                                   -----------
ASIA/PACIFIC FUNDS -- 17.4%
 iShares MSCI Australia Index .....................     71,800         734,514
 iShares MSCI Japan Index (a) .....................     58,105         372,453
 iShares MSCI Pacific ex-Japan Index ..............      8,000         429,040
 iShares MSCI South Korea Index (a) ...............      4,600          79,442
                                                                   -----------
                                                                     1,615,449
                                                                   -----------
AMERICAS FUNDS -- 10.0%
 iShares MSCI Canada Index ........................     76,700         805,350
 iShares S&P Latin American 40 Index ..............      2,900         121,800
                                                                   -----------
                                                                       927,150
                                                                   -----------
EMERGING MARKETS -- 9.8%
 Dreyfus Premier Emerging Markets - Class A .......     42,445         483,875
 ING Russia - Class A .............................     18,030         271,718
 T. Rowe Price Emerging Europe & Mediterranean (a)      19,929         159,830
                                                                   -----------
                                                                       915,423
                                                                   -----------

TOTAL INVESTMENT COMPANIES (Cost $9,708,351).......                $ 9,236,011
                                                                   -----------

================================================================================
MONEY MARKET SECURITIES -- 0.8%                         SHARES        VALUE
--------------------------------------------------------------------------------
 First American Treasury Obligation - Class S
 (Cost $75,589) ...................................     75,589     $    75,589
                                                                   -----------

TOTAL INVESTMENTS AT VALUE-- 100.1% (Cost $9,783,940)              $ 9,311,600

LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.1)%.....                    ( 7,962)
                                                                   -----------

NET ASSETS-- 100.0%                                                $ 9,303,638
                                                                   ===========


(a) Non-income producing security.



See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF  INVESTMENTS
APRIL 30, 2003  (UNAUDITED)
================================================================================
INVESTMENT  COMPANIES -- 99.0%                          SHARES        VALUE
--------------------------------------------------------------------------------
CONVERTIBLE ARBITRAGE FUNDS -- 12.7%
 Calamos Market Neutral - A Shares ................    212,425     $ 3,048,302
                                                                   -----------

MERGER ARBITRAGE FUNDS -- 11.7%
 Arbitrage (The) (a) ..............................     62,105         738,432
 Gabelli ABC ......................................    101,124         983,933
 Merger (The) .....................................     78,317       1,095,661
                                                                   -----------
                                                                     2,818,026
                                                                   -----------
GLOBAL MACRO FUNDS -- 11.4%
 First Eagle SoGen Global - Class A ...............     74,866       1,993,671
 Franklin Mutual Discovery - Class Z ..............     28,811         481,725
 Prudent Safe Harbor ..............................     21,775         256,295
                                                                   -----------
                                                                     2,731,691
                                                                   -----------
LONG/SHORT EQUITY FUNDS -- 10.6%
 AXA Rosenberg U.S. Large/Mid Capitalization Long/
  Short Equity - Institutional Shares .............     17,961         201,340
 AXA Rosenberg Value Long/Short Equity -
 Institutional Shares (a) .........................     43,007         440,820
 CGM Focus (a) ....................................     10,320         193,084
 Hussman Strategic Growth (a) .....................     39,871         503,572
 Needham Growth (a) ...............................     41,119         852,804
 Templeton Global Long-Short - Class A (a) ........     37,160         354,138
                                                                   -----------
                                                                     2,545,758
                                                                   -----------
ASSET ALLOCATION FUNDS -- 10.4%
 Berwyn Income ....................................     44,758         492,336
 Greenspring ......................................     52,134         881,581
 Leuthold Core Investment .........................     73,112         810,816
 Oakmark Equity and Income - Class I ..............     17,357         318,846
                                                                   -----------
                                                                     2,503,579
                                                                   -----------
REAL ESTATE INVESTMENT TRUST FUNDS -- 8.6%
 Alpine Realty Income and Growth ..................     12,197         174,411
 First American Real Estate Securities - Class Y ..     76,383       1,067,838
 iShares Dow Jones U.S. Real Estate Index .........      3,790         302,063
 Security Capital U.S. Real Estate Shares .........     45,750         535,731
                                                                   -----------
                                                                     2,080,043
                                                                   -----------
HIGH YIELD FUNDS -- 8.5%
 Calamos High Yield - Class A .....................     68,124         689,416
 Columbia High Yield ..............................     55,614         482,172
 Pioneer High Yield - Class A .....................     82,929         879,046
                                                                   -----------
                                                                     2,050,634
                                                                   -----------
OPTIONS/HEDGED FUNDS -- 8.1%
 Gateway ..........................................     90,373       1,954,779
                                                                   -----------

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2003 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 99.0% (Continued)               SHARES        VALUE
--------------------------------------------------------------------------------
DEEP VALUE/DISTRESSED SECURITIES FUNDS -- 6.5%
 Fidelity Leveraged Company Stock (a) .............     40,263     $   494,427
 Franklin Mutual Beacon - Class Z .................     60,912         711,451
 Third Avenue Value ...............................     11,219         348,903
                                                                   -----------
                                                                     1,554,781
                                                                   -----------
MARKET NEUTRAL FUNDS -- 5.6%
 JP Morgan Market Neutral - Institutional Shares ..     16,658         232,548
 Phoenix-Capital West Market Neutral - Class A (a)      95,272       1,102,301
                                                                   -----------
                                                                     1,334,849
                                                                   -----------
NATURAL RESOURCE FUNDS -- 4.9%
 Permanent Portfolio ..............................     21,449         451,708
 Pictet Global Water - Unit I (a) .................      9,131          73,318
 Plum Creek Timber Company, Inc. ..................      2,950          68,617
 RS Global Natural Resources (a) ..................     16,559         232,484
 T. Rowe Price New Era ............................     16,834         343,423
                                                                   -----------
                                                                     1,169,550
                                                                   -----------

TOTAL INVESTMENT COMPANIES (Cost $23,723,811)......                $23,791,992
                                                                   -----------

================================================================================
MONEY MARKET SECURITIES-- 1.1%
--------------------------------------------------------------------------------
 First American Treasury Obligation - Class S
 (Cost $267,397) ..................................    267,397    $    267,397
                                                                   -----------

TOTAL INVESTMENTS AT VALUE-- 100.1%
 (Cost $23,991,208)................................               $ 24,059,389

LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.01%)....                   ( 15,718)
                                                                   -----------

NET ASSETS-- 100.0%................................               $ 24,043,671
                                                                   ===========

(a) Non-income  producing  security.


See accompanying notes to financial statements.

NEW CENTURY  PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (UNAUDITED)
================================================================================

(1) SIGNIFICANT  ACCOUNTING  POLICIES
New Century Portfolios ("New Century") is organized as a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and currently offers shares of five series: New Century Capital Portfolio, New Century Balanced Portfolio, New Century Aggressive Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (together, the "Portfolios"). New Century Aggressive Portfolio and New Century International Portfolio commenced operations on November 1, 2000, and New Century Alternative Strategies Portfolio commenced operations on May 1, 2002.


The investment objective of New Century Capital Portfolio is to provide capital growth, with a secondary objective to provide income while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign). The investment objective of New Century Balanced Portfolio is to provide income, with a secondary objective to provide capital growth while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign), and fixed income securities (domestic and foreign). The investment objective of New Century Aggressive Portfolio is to provide capital growth, without regard to current income, while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of registered investment companies that emphasize investments in equities (domestic and foreign). The investment objective of New Century International Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of registered investment companies that emphasize investments in equities and fixed income securities (foreign, worldwide, emerging markets and domestic). The investment objective of New Century Alternative Strategies Portfolio is to provide long-term capital appreciation, with a secondary objective to earn income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in alternative strategies.

The price of shares of each Portfolio fluctuates daily and there is no assurance that the Portfolios will be successful in achieving their stated investment objectives. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

NEW  CENTURY  PORTFOLIO
NOTES TO  FINANCIAL  STATEMENTS (Continued)
APRIL 30, 2003  (UNAUDITED)
================================================================================

A.  INVESTMENT  VALUATION
Investments, representing primarily capital stock of other open-end investment companies, are valued at their net asset value as reported by such companies. In the absence of readily available market quotations, investments are valued at fair value as determined by the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

B. SHARE VALUATION
The net asset value per share of each Portfolio is calculated daily by dividing the total value of each Portfolio's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Portfolio is equal to the net asset value per share.

C. INVESTMENT TRANSACTIONS INVESTMENT
Investment  transactions are recorded on a trade date basis.  Realized gains and
losses  from  investment   transactions   are  determined   using  the  specific
identification method.

D. INCOME  RECOGNITION
Interest, if any, is accrued on portfolio investments daily. Dividend income is recorded on the ex-dividend date.

E. DISTRIBUTIONS TO SHAREHOLDERS
Dividends arising from net investment income, if any, are declared and paid semi-annually to shareholders of the New Century Balanced and New Century Alternative Strategies Portfolios. Dividends from net investment income, if any, are declared and paid annually for the New Century Capital, New Century Aggressive, and New Century International Portfolios. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. There were no differences between the book and tax basis of distributions for the periods ended April 30, 2003 and October 31, 2002.

F. COST OF OPERATIONS
The Portfolios bear all costs of their operations other than expenses specifically assumed by Weston Financial Group, Inc. (the "Advisor"). Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio.

NEW CENTURY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)
APRIL 30, 2003 (UNAUDITED)
================================================================================

G. USE OF ESTIMATES
In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) INVESTMENT ADVISORY FEE, ADMINISTRATIVE
    AGREEMENT AND TRUSTEES' FEE
Fees paid by the Portfolios pursuant to an Investment Advisory Agreement with the Advisor are computed daily and paid monthly at an annualized rate of 1% on the first $100 million of average daily assets and .75% of net assets exceeding that amount, except the fees for the New Century Alternative Strategies Portfolio which are computed at an annualized rate of .75% of net assets. The advisory fees are based on the net assets of each of the Portfolios separately, and not on the total net assets of New Century.

The Advisor has agreed to limit the total expenses (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.50% of average net assets for each of the New Century Balanced, New Century Aggressive, New Century International, and New Century Alternative Strategies Portfolios. Accordingly, for the six months ended April 30, 2003, the Adviser waived investment advisory fees of $2,000 for the Balanced Portfolio, waived its entire advisory fee of $18,040 and reimbursed $17,280 of other operating expenses for the Aggressive Portfolio and waived investment advisory fees of $33,160 for the International Portfolio. No waiver was necessary for the Alternative Strategies Portfolio.

Any advisory fees waived and/or any other operating expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Portfolio to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Portfolio's current total operating expenses for such fiscal year does not exceed the applicable existing limitation on Portfolio expenses, and the reimbursement is made within three years after the year in which the Advisor incurred the expense. For the six months ended April 30, 2003, the Advisor received $3,743 in recouped fees from the Alternative Strategies Portfolio. During these six months, the Advisor did not recoup any other fees waived or other operating expenses absorbed from the Balanced Portfolio, Aggressive Portfolio, or the International Portfolio.

NEW CENTURY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)
APRIL 30, 2003 (UNAUDITED)
================================================================================
As of April 30, 2003, the amounts available for reimbursement that have been paid and/or waived by the Advisor on behalf of the Funds are as follows:

--------------------------------------------------------------------------------
New Century Balanced Portfolio ................................    $  2,000
New Century Aggressive Portfolio ..............................    $161,800
New Century International Portfolio ...........................    $158,858
New Century Alternative Strategies Portfolio ..................    $ 11,978
--------------------------------------------------------------------------------
As of April 30, 2003, the Advisor may recapture a portion of the above amounts no later than the dates as stated below:

-------------------------------------------------------------------------------------
                                                 OCTOBER 31,  OCTOBER 31, OCTOBER 31,
                                                    2004         2005       2006
-------------------------------------------------------------------------------------
New Century Balanced Portfolio .................   $  --       $  --       $ 2,000
New Century Aggressive Portfolio ...............   $62,008     $64,472     $35,320
New Century International Portfolio ............   $62,619     $63,079     $33,160
New Century Alternative Strategies Portfolio ...      --       $11,978     $  --
-------------------------------------------------------------------------------------

Fees paid by the Portfolios pursuant to an Administration Agreement with the Advisor to administer the ordinary course of the Portfolios' business are paid monthly from a detail of actual expenses incurred in the overseeing of the Portfolios' affairs. All expenses incurred overseeing the Portfolios' affairs are reimbursed monthly.

The Portfolios pay each Trustee who is not affiliated with the Advisor $8,000 annually.

(3)  DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES
The Portfolios have adopted a Distribution Plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 thereunder. Under the Plan, each Portfolio may pay up to .25% of its average daily net assets to Weston Securities Corporation (the "Distributor") for activities primarily intended to result in the sale of shares. Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Trustees and a majority of those Trustees who are not "interested persons" of the Portfolios and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

During the six months ended April 30, 2003, the Distributor received sales commissions and other compensation of $21,027, $15,680, $47, $82 and $9,901 in connection with the purchase of investment company shares by New Century Capital Portfolio, New Century Balanced Portfolio, New Century Aggressive Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio, respectively. The Distributor has voluntarily agreed to waive payments made by each Portfolio pursuant to the distribution plans in amounts equal to the sales commissions and other compensation.

Certain officers and trustees are also officers and/or directors of the Advisor and the Distributor.

NEW  CENTURY  PORTFOLIO
NOTES  TO  FINANCIAL  STATEMENTS (Continued)
APRIL 30, 2003 (UNAUDITED)
================================================================================
(4) INVESTMENT  TRANSACTIONS
For the six months ended April 30, 2003, the cost of purchases and the proceeds from sales of securities other than short-term notes were as follows:

=============================================================================================================
                                                                                                   NEW
                                          NEW           NEW            NEW           NEW         CENTURY
                                        CENTURY       CENTURY        CENTURY       CENTURY     ALTERNATIVE
                                        CAPITAL       BALANCED      AGGRESSIVE  INTERNATIONAL   STRATEGIES
                                       PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------
Purchases of investment securities   $ 25,122,148   $ 18,637,853   $ 1,116,957   $ 2,673,140   $ 6,429,124
                                     ============   ============   ===========   ===========   ===========
Proceeds from sales of
 investment securities ...........   $28,101,095   $20,091,399   $ 1,048,536   $ 1,533,772   $ 2,458,214
                                     ============   ============   ===========   ===========   ===========
-------------------------------------------------------------------------------------------------------------

(5) TAX MATTERS
It is each Portfolio's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies and distributes at least 90% of its taxable net income, the Portfolio (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

For the period ended October 31, 2002, New Century Capital Portfolio, New Century Aggressive Portfolio, and New Century International Portfolio reclassified net investment losses of $591,636, $40,914, and $81,060, respectively, against paid-in-capital on the Statement of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, have no effect on the Portfolios' net assets or net asset value per share.

The tax character of distributable earnings at April 30, 2003 was as follows:

========================================================================================================================
                                                                                                               NEW
                                                 NEW            NEW            NEW             NEW           CENTURY
                                               CENTURY        CENTURY        CENTURY         CENTURY        ALTERNATIVE
                                               CAPITAL        BALANCED      AGGRESSIVE    INTERNATIONAL     STRATEGIES
                                              PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
Accumulated ordinary income (loss) .....  $     (40,462)   $    170,272    $     (6,264)   $     33,592    $     11,869
Unrealized appreciation / (depreciation)     (5,196,752)     (1,054,050)       (110,517)       (487,463)         42,926
Capital loss carryforwards .............    (16,119,572)     (7,404,591)     (1,716,400)       (223,646)       (128,604)
Other losses ...........................     (2,778,615)     (1,491,375)       (236,604)       (368,075)       (155,881)
                                           ------------    ------------    ------------    ------------    ------------
Total distributable earnings ...........  $( 24,135,401)   $ (9,779,744)   $ (2,069,785)   $ (1,045,592)   $   (229,690)
                                           ============    ============    ============    ============    ============
------------------------------------------------------------------------------------------------------------------------

NEW CENTURY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)
APRIL 30, 2003
================================================================================
The following information is based upon the federal income tax cost of investment securities as of April 30, 2003:

------------------------------------------------------------------------------------------------------------------------
                                                                                                                NEW
                                                 NEW            NEW            NEW             NEW            CENTURY
                                               CENTURY        CENTURY        CENTURY         CENTURY        ALTERNATIVE
                                               CAPITAL        BALANCED      AGGRESSIVE    INTERNATIONAL     STRATEGIES
                                              PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation ..........  $   2,155,905    $  1,927,267    $    129,374    $    272,691    $    616,354
Gross unrealized depreciation ..........     (7,352,657)     (2,981,317)       (239,891)       (760,154)       (573,428)
                                           ------------    ------------    ------------    ------------    ------------
Net unrealized appreciation
 / (depreciation) ......................  $  (5,196,752)   $ (1,054,050)   $  ( 110,517)   $  ( 487,463)   $     42,926
                                           ============    ============    ============    ============    ============

Federal income tax cost ................  $  86,410,840    $ 64,559,015    $  3,957,500    $  9,799,063    $ 24,016,463
                                           ============    ============    ============    ============    ============
-----------------------------------------------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Portfolios is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.

As of October 31, 2002, the Portfolios had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

------------------------------------------------------------------------------------------------------------------------
                                                                                                               NEW
                                                 NEW            NEW            NEW             NEW           CENTURY
                                               CENTURY        CENTURY        CENTURY         CENTURY        ALTERNATIVE
                                               CAPITAL        BALANCED      AGGRESSIVE    INTERNATIONAL     STRATEGIES
EXPIRES OCTOBER 31,                           PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
2009 ...................................  $   6,713,738    $  2,667,080    $    258,107    $    108,350    $      --
2010....................................      9,405,834       4,737,511       1,458,293         115,296       128,604
                                           ------------    ------------    ------------    ------------    ------------
                                          $  16,119,572    $  7,404,591    $  1,716,400    $    223,646    $  128,604
                                           ============    ============    ============    ============    ============
------------------------------------------------------------------------------------------------------------------------

                      This page intentionally left blank.

================================================================================




                      INVESTMENT ADVISOR AND ADMINISTRATOR
                          Weston Financial Group, Inc.
                                 Wellesley, MA

                                  DISTRIBUTOR
                         Weston Securities Corporation
                                 Wellesley, MA

                                    COUNSEL
                             Greenburg Traurig, LLP
                                Philadelphia, PA

                            INDEPENDENT ACCOUNTANTS
                       Briggs, Bunting and Dougherty, LLP
                                Philadelphia, PA

                                 TRANSFER AGENT
                          Ultimus Fund Solutions, LLC
                                 Cincinnati, OH

                                   CUSTODIAN
                                U.S. Bank, N.A.
                                 Cincinnati, OH





This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios. This report is authorized for distribution to prospective investors in the Portfolios only if preceded or accompanied by any effective Prospectus which contains details concerning the management fee expense and other pertinent information.

================================================================================

ITEM 2.  CODE OF ETHICS.

Not required


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required


ITEMS 4. PRINCIPAL ACOUNTANT FEES AND SERVICES.

Not required


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required


ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 301-2(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable


(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto

     Exhibit   99.CERT  -   Certifications   pursuant  to  Section  302  of  the
     Sarbanes-Oxley Act of 2002

     Exhibit 99.906 CERT - Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)     New Century Portfolios
             -------------------------------------------


By (Signature and Title)*    /s/ Wayne M. Grzecki
                            ----------------------------
                            Wayne M. Grzecki, President


Date     June 20, 2003
      --------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Wayne M. Grzecki
                            ----------------------------
                            Wayne M. Grzecki, President


Date     June 20, 2003
      --------------------------------------------------


By (Signature and Title)*    /s/ Nicole M. Tremblay
                            ----------------------------
                            Nicole M. Tremblay, Treasurer


Date     June 20, 2003
      --------------------------------------------------


* Print the name and title of each signing officer under his or her signature.